Partners' Equity (Details) - USD ($) $ / shares in Units, $ in Thousands												12 Months Ended
	Nov. 21, 2024	Oct. 31, 2024	Oct. 21, 2024	Jul. 26, 2024	Jul. 19, 2024	Apr. 29, 2024	Apr. 19, 2024	Jan. 31, 2024	Jan. 19, 2024	Oct. 23, 2018	Jul. 20, 2015	Dec. 31, 2024	Dec. 31, 2023
Partners' Equity:
Common unitholders - units issued												36,747,129	36,802,247
Common unitholders - units outstanding												36,747,129	36,802,247
General partner issued												35,526	35,526
General partner outstanding												35,526	35,526
Payments to general partner												$ 2
Distribution made to limited partner, distributions paid per unit	$ 0.049
Cash distributions to Common unitholders													$ 0
Proceeds from repurchase of common units												$ 247
Partner's
Partners' Equity:
Repurchase program	$ 10,000
Repurchase of common units												55,118
Proceeds from repurchase of common units												$ 247
General Partner [Member]
Partners' Equity:
Payments to general partner												$ 2	$ 0
Sponsor [Member]
Partners' Equity:
Common unitholders - units issued												15,595,000
Series A Preferred Stock [Member]
Partners' Equity:
Issuance of units in public offering											3,000,000
Liquidation preference											$ 25
Proceeds from the offering											$ 72,300
Underwriting discount											2,400
Offering expenses											$ 300
Preferred units, issued												3,000,000	3,000,000
Preferred units, outstanding												3,000,000	3,000,000
Fixed payment rate per annum											9.00%	9.00%
Preferred units redeemed												0	0
Redemption price												$ 25
Series A Preferred Stock [Member] | Distribution From November 12, 2023, to February 11, 2024
Partners' Equity:
Distribution Made To Limited Partner And General Partner Announcement Date									Jan. 19, 2024
Distribution made to limited partner, distributions paid per unit									$ 0.5625
Distribution Made To Limited And General Partner Distribution Date									Feb. 12, 2024
Distribution Made To Limited And General Partner Date Record									Feb. 05, 2024
Series A Preferred Stock [Member] | Distribution From February 12, 2024, to May 11, 2024
Partners' Equity:
Distribution Made To Limited Partner And General Partner Announcement Date							Apr. 19, 2024
Distribution made to limited partner, distributions paid per unit							$ 0.5625
Distribution Made To Limited And General Partner Distribution Date							May 13, 2024
Distribution Made To Limited And General Partner Date Record							May 06, 2024
Series A Preferred Stock [Member] | Distribution From May 12, 2024 to August 11, 2024
Partners' Equity:
Distribution Made To Limited Partner And General Partner Announcement Date					July 19, 2024
Distribution made to limited partner, distributions paid per unit					$ 0.5625
Distribution Made To Limited And General Partner Distribution Date					August 12, 2024
Distribution Made To Limited And General Partner Date Record					August 5, 2024
Series A Preferred Stock [Member] | Distribution From August 12, 2024 to November 11, 2024
Partners' Equity:
Distribution Made To Limited Partner And General Partner Announcement Date			Oct. 21, 2024
Distribution made to limited partner, distributions paid per unit			$ 0.5625
Distribution Made To Limited And General Partner Distribution Date			Nov. 12, 2024
Distribution Made To Limited And General Partner Date Record			Nov. 05, 2024
Series B Preferred Stock [Member]
Partners' Equity:
Issuance of units in public offering										2,200,000
Liquidation preference										$ 25
Proceeds from the offering										$ 53,000
Offering expenses										$ 2,000
Preferred units, issued												2,200,000	2,200,000
Preferred units, outstanding												2,200,000	2,200,000
Series B Preferred Stock [Member] | From November 2023
Partners' Equity:
Preferred Stock Dividend Basis Spread On Variable Rate												5.593%
Series B Preferred Stock [Member] | Any Time On Or After November 2023 [Member]
Partners' Equity:
Redemption price												$ 25
Series B Preferred Stock [Member] | Distribution From And Issue Date To But Excluding November 22, 2023
Partners' Equity:
Fixed payment rate per annum												8.75%
Series B Preferred Stock [Member] | Distribution From November 22, 2023, to February 21, 2024
Partners' Equity:
Distribution Made To Limited Partner And General Partner Announcement Date								Jan. 31, 2024
Distribution made to limited partner, distributions paid per unit								$ 0.71764025
Distribution Made To Limited And General Partner Distribution Date								Feb. 22, 2024
Distribution Made To Limited And General Partner Date Record								Feb. 14, 2024
Series B Preferred Stock [Member] | Distribution From February 22, 2024, to May 21, 2024
Partners' Equity:
Distribution Made To Limited Partner And General Partner Announcement Date						Apr. 29, 2024
Distribution made to limited partner, distributions paid per unit						$ 0.69853375
Distribution Made To Limited And General Partner Distribution Date						May 22, 2024
Distribution Made To Limited And General Partner Date Record						May 15, 2024
Series B Preferred Stock [Member] | Distribution From May 22, 2024 to August 21, 2024
Partners' Equity:
Distribution Made To Limited Partner And General Partner Announcement Date				Jul. 26, 2024
Distribution made to limited partner, distributions paid per unit				$ 0.714537806
Distribution Made To Limited And General Partner Distribution Date				Aug. 22, 2024
Distribution Made To Limited And General Partner Date Record				Aug. 15, 2024
Series B Preferred Stock [Member] | Distribution From August 22, 2024 to November 21, 2024
Partners' Equity:
Distribution Made To Limited Partner And General Partner Announcement Date		Oct. 31, 2024
Distribution made to limited partner, distributions paid per unit		$ 0.69999031
Distribution Made To Limited And General Partner Distribution Date		Nov. 22, 2024
Distribution Made To Limited And General Partner Date Record		Nov. 15, 2024